                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No.  33-86642
                                                                  811-8874


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FOUR
--------------------------------------------------------------------------------

                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2003

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED MAY 27, 2003.

THE FOLLOWING VARIABLE PORTFOLIOS ARE AVAILABLE FOR INVESTMENT:

                  Small & Mid Cap Value Portfolio
                  American Funds Global Growth Portfolio
                  American Funds Growth Portfolio
                  American Funds Growth-Income Portfolio
                  Lord Abbett Series Fund Growth & Income Portfolio Marsico Growth Portfolio
                  MFS Total Return Portfolio
                  Foreign Value Portfolio

THE ASTERISKS NEXT TO THE FOLLOWING VARIABLE PORTFOLIOS IN THE INVESTMENT OPTIONS SECTION ON PAGE 9 OF THE PROSPECTUS ARE DELETED:

                  Small & Mid Cap Value Portfolio
                  American Funds Global Growth Portfolio
                  American Funds Growth Portfolio
                  American Funds Growth-Income Portfolio
                  Lord Abbett Series Fund Growth & Income Portfolio Marsico Growth Portfolio
                  MFS Total Return Portfolio
                  Foreign Value Portfolio

THE FOLLOWING REPLACES THE PARAGRAPH TITLED "ANNUAL RE-EVALUATION" UNDER THE ASSET ALLOCATION PROGRAM ON PAGE 9 OF THE PROSPECTUS:

                  ANNUAL RE-EVALUATION

            Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check wit your financial representative to determine the protocol for his/her firm.

Date: July 28, 2003

                Please keep this Supplement with your Prospectus.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FOUR
--------------------------------------------------------------------------------
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2003

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED MAY 27, 2003.

THE FOLLOWING VARIABLE PORTFOLIOS ARE AVAILABLE FOR INVESTMENT:

                  Small & Mid Cap Value Portfolio
                  American Funds Global Growth Portfolio
                  American Funds Growth Portfolio
                  American Funds Growth-Income Portfolio
                  Lord Abbett Series Fund Growth & Income Portfolio Marsico Growth Portfolio
                  MFS Total Return Portfolio
                  Foreign Value Portfolio
                  Van Kampen LIT Comstock Portfolio
                  Van Kampen LIT Emerging Growth Portfolio
                  Van Kampen LIT Growth and Income Portfolio

THE ASTERISKS NEXT TO THE FOLLOWING VARIABLE PORTFOLIOS IN THE INVESTMENT OPTIONS SECTION ON PAGE 9 OF THE PROSPECTUS ARE DELETED:

                  Small & Mid Cap Value Portfolio
                  American Funds Global Growth Portfolio
                  American Funds Growth Portfolio
                  American Funds Growth-Income Portfolio
                  Lord Abbett Series Fund Growth & Income Portfolio Marsico Growth Portfolio
                  MFS Total Return Portfolio
                  Foreign Value Portfolio
                  Van Kampen LIT Comstock Portfolio
                  Van Kampen LIT Emerging Growth Portfolio
                  Van Kampen LIT Growth and Income Portfolio

THE FOLLOWING REPLACES THE PARAGRAPH TITLED "ANNUAL RE-EVALUATION" UNDER THE ASSET ALLOCATION PROGRAM ON PAGE 9 OF THE PROSPECTUS:

                  ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check wit your financial representative to determine the protocol for his/her firm.

Date: July 28, 2003

                Please keep this Supplement with your Prospectus.
                                   Page 1 of 1